Earnings per Common Share - Computation of Basic and Diluted Earnings per Common Share (Detail) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basic
Net income	$ 10,173,000	$ 7,682,000	$ 6,504,000	$ 7,833,000	$ 7,841,000	$ 7,708,000	$ 8,660,000	$ 9,669,000	$ 32,192,000	$ 33,878,000	$ 14,139,000
Preferred stock dividends										647,000	959,000
Net income available to common shareholders									$ 32,192,000	$ 33,231,000	$ 13,180,000
Weighted average common shares outstanding for earnings per common share basic									16,129,875	15,652,881	11,971,786
Basic earnings per share	$ 0.64	$ 0.48	$ 0.41	$ 0.47	$ 0.48	$ 0.48	$ 0.55	$ 0.61	$ 2.00	$ 2.12	$ 1.10
Diluted
Net income available to common shareholders—basic									$ 32,192,000	$ 33,231,000	$ 13,180,000
Preferred stock dividends										647,000	959,000
Net income available to common shareholders—diluted									$ 32,192,000	$ 33,878,000	$ 14,139,000
Weighted average common shares outstanding for earnings per common share basic									16,129,875	15,652,881	11,971,786
Add: dilutive effects of convertible preferred shares										1,198,859	1,883,921
Average shares and dilutive potential common shares outstanding—diluted									16,129,875	16,851,740	13,855,707
Diluted earnings per share	$ 0.64	$ 0.48	$ 0.41	$ 0.47	$ 0.47	$ 0.46	$ 0.51	$ 0.57	$ 2.00	$ 2.01	$ 1.02